DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Rollforward of deferred revenue

A rollforward of current deferred revenue follows.

	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total current
	(In thousands)
Current deferred revenue, December 31, 2014	$—	$—	$2,377	$2,377
Additions	—	2,743	677	3,420
Less revenue recognized	—	2,743	2,377	5,120
Current deferred revenue, December 31, 2015	—	—	677	677
Additions	—	11,672	—	11,672
Less revenue recognized	—	11,672	677	12,349
Current deferred revenue, December 31, 2016	$—	$—	$—	$—

A rollforward of noncurrent deferred revenue follows.

	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, December 31, 2014	$17,132	$38,107	$—	$55,239
Additions	11,897	12,765	—	24,662
Less revenue recognized	27	34,388	—	34,415
Noncurrent deferred revenue, December 31, 2015	29,002	16,484	—	45,486
Additions	8,691	3,700	—	12,391
Less revenue recognized	—	412	—	412
Noncurrent deferred revenue, December 31, 2016	$37,693	$19,772	$—	$57,465